Shareholder Report	12 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Alternative Strategies Funds
Entity Central Index Key	0001535538
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Alternative Strategies Fund
Class Name	Class A
Trading Symbol	FAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$254	2.40%
[1]
Expenses Paid, Amount	$ 254
Expense Ratio, Percent	2.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class A shares of Franklin Alternative Strategies Fund returned 12.02%. The Fund compares its performance to the  HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 10.17% and 3.89%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Long Short Equity and Global Macro were the largest strategy contributors as all four underlying strategies posted gains, along with the Strategic Overlay. Long equity positioning in information technology (IT) and health care drove gains in Long Short Equity. In Global Macro, five of six asset classes contributed, led by equities, which was long overall. Commodities (long) and fixed income (short) also made substantial contributions.

↑
Long Short Equity subadvisor Electron was the largest overall contributor, driven by long equity positioning, especially in industrials sector and the capital goods industry. Global Macro subadvisor CFM was also a key contributor, posting gains across five of six asset classes, led by commodities and energy longs. Relative Value subadvisor Lazard’s gains from long fixed income positioning outweighed losses in short equity positioning.

↑
At the asset class level, long fixed income positioning was the key driver of gains, led by corporate bonds in the IT sector, especially the technology hardware and equipment industry. Commodity positioning substantially bolstered performance, owing to energy longs.

Top detractors from performance:
↓	Among the Fund’s subadvisors, Event Driven manager Bardin Hill, which the Fund exited in September 2025, was the weakest contributor during the period.
↓	From a sector perspective, only materials detracted in a meaningful way, largely due to the metals and mining industry, where long positioning weighed on returns.
↓
Among asset classes, equity positioning weighed the most on returns, owing in large part to short positioning in IT. Currency positioning also detracted, especially hedges against the Japanese yen and the Australian dollar. Credit positioning modestly hindered performance.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, led primarily by gains from equity and commodity futures. These gains were partially offset by losses in certain foreign exchange and interest rate derivative positions, while options generated modest positive results overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class A	12.02	3.71	4.12
Class A (with sales charge)	5.89	2.54	3.54
MSCI All Country World Index-NR	30.27	11.45	12.81
HFRX Global Hedge Fund Index	10.17	3.03	3.61
ICE BofA U.S. 3-Month Treasury Bill Index	3.89	3.46	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 589,697,099
Holdings Count | $ / shares	1,046
Advisory Fees Paid, Amount	$ 7,245,294
Investment Company Portfolio Turnover	362.98%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$589,697,099
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1046
Total Management Fee Paid	$7,245,294
Portfolio Turnover Rate	362.98%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	10.6	-3.3
Global Macro	59.6	-338.3
Long Short Equity	55.0	-36.1
Relative Value	45.6	-39.1
Strategic Overlay	4.7	0.0
Total	175.5	-416.8
[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 30, 2026, the Fund’s name changed to Franklin Alternative Strategies Fund.
In addition, effective January 1, 2026, the investment management services provided by K2/D&S Management Co.,  L.L.C. (K2 Advisors), an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel of K2 Advisors who provide such services to the Fund, were transferred to  Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Resources. In particular, Advisers assumed the duties and obligations of K2 Advisors under the Fund’s investment management agreement between K2 Advisors and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and the unaffiliated sub-advisors with respect to the Fund. This transfer did not involve a change in actual control or management of the Fund’s investment manager, and the same individuals continue to provide portfolio management services to the Fund.
Effective on May 11, 2026, Birnam Oak Advisors, LP was added as a sub-adviser of the Fund.
This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	On January 30, 2026, the Fund’s name changed to Franklin Alternative Strategies Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Alternative Strategies Fund
Class Name	Class C
Trading Symbol	FASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$333	3.15%
[3]
Expenses Paid, Amount	$ 333
Expense Ratio, Percent	3.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class C shares of Franklin Alternative Strategies Fund returned 11.17%. The Fund compares its performance to the  HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 10.17% and 3.89%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Long Short Equity and Global Macro were the largest strategy contributors as all four underlying strategies posted gains, along with the Strategic Overlay. Long equity positioning in information technology (IT) and health care drove gains in Long Short Equity. In Global Macro, five of six asset classes contributed, led by equities, which was long overall. Commodities (long) and fixed income (short) also made substantial contributions.

↑
Long Short Equity subadvisor Electron was the largest overall contributor, driven by long equity positioning, especially in industrials sector and the capital goods industry. Global Macro subadvisor CFM was also a key contributor, posting gains across five of six asset classes, led by commodities and energy longs. Relative Value subadvisor Lazard’s gains from long fixed income positioning outweighed losses in short equity positioning.

↑
At the asset class level, long fixed income positioning was the key driver of gains, led by corporate bonds in the IT sector, especially the technology hardware and equipment industry. Commodity positioning substantially bolstered performance, owing to energy longs.

Top detractors from performance:
↓	Among the Fund’s subadvisors, Event Driven manager Bardin Hill, which the Fund exited in September 2025, was the weakest contributor during the period.
↓	From a sector perspective, only materials detracted in a meaningful way, largely due to the metals and mining industry, where long positioning weighed on returns.
↓
Among asset classes, equity positioning weighed the most on returns, owing in large part to short positioning in IT. Currency positioning also detracted, especially hedges against the Japanese yen and the Australian dollar. Credit positioning modestly hindered performance.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, led primarily by gains from equity and commodity futures. These gains were partially offset by losses in certain foreign exchange and interest rate derivative positions, while options generated modest positive results overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class C	11.17	2.91	3.34
Class C (with sales charge)	10.17	2.91	3.34
MSCI All Country World Index-NR	30.27	11.45	12.81
HFRX Global Hedge Fund Index	10.17	3.03	3.61
ICE BofA U.S. 3-Month Treasury Bill Index	3.89	3.46	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 589,697,099
Holdings Count | $ / shares	1,046
Advisory Fees Paid, Amount	$ 7,245,294
Investment Company Portfolio Turnover	362.98%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$589,697,099
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1046
Total Management Fee Paid	$7,245,294
Portfolio Turnover Rate	362.98%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	10.6	-3.3
Global Macro	59.6	-338.3
Long Short Equity	55.0	-36.1
Relative Value	45.6	-39.1
Strategic Overlay	4.7	0.0
Total	175.5	-416.8
[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 30, 2026, the Fund’s name changed to Franklin Alternative Strategies Fund.
In addition, effective January 1, 2026, the investment management services provided by K2/D&S Management Co.,  L.L.C. (K2 Advisors), an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel of K2 Advisors who provide such services to the Fund, were transferred to  Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Resources. In particular, Advisers assumed the duties and obligations of K2 Advisors under the Fund’s investment management agreement between K2 Advisors and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and the unaffiliated sub-advisors with respect to the Fund. This transfer did not involve a change in actual control or management of the Fund’s investment manager, and the same individuals continue to provide portfolio management services to the Fund.
Effective on May 11, 2026, Birnam Oak Advisors, LP was added as a sub-adviser of the Fund.
This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	On January 30, 2026, the Fund’s name changed to Franklin Alternative Strategies Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Alternative Strategies Fund
Class Name	Class R
Trading Symbol	FSKKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$282	2.66%
[5]
Expenses Paid, Amount	$ 282
Expense Ratio, Percent	2.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class R shares of Franklin Alternative Strategies Fund returned 11.72%. The Fund compares its performance to the  HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 10.17% and 3.89%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Long Short Equity and Global Macro were the largest strategy contributors as all four underlying strategies posted gains, along with the Strategic Overlay. Long equity positioning in information technology (IT) and health care drove gains in Long Short Equity. In Global Macro, five of six asset classes contributed, led by equities, which was long overall. Commodities (long) and fixed income (short) also made substantial contributions.

↑
Long Short Equity subadvisor Electron was the largest overall contributor, driven by long equity positioning, especially in industrials sector and the capital goods industry. Global Macro subadvisor CFM was also a key contributor, posting gains across five of six asset classes, led by commodities and energy longs. Relative Value subadvisor Lazard’s gains from long fixed income positioning outweighed losses in short equity positioning.

↑
At the asset class level, long fixed income positioning was the key driver of gains, led by corporate bonds in the IT sector, especially the technology hardware and equipment industry. Commodity positioning substantially bolstered performance, owing to energy longs.

Top detractors from performance:
↓	Among the Fund’s subadvisors, Event Driven manager Bardin Hill, which the Fund exited in September 2025, was the weakest contributor during the period.
↓	From a sector perspective, only materials detracted in a meaningful way, largely due to the metals and mining industry, where long positioning weighed on returns.
↓
Among asset classes, equity positioning weighed the most on returns, owing in large part to short positioning in IT. Currency positioning also detracted, especially hedges against the Japanese yen and the Australian dollar. Credit positioning modestly hindered performance.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, led primarily by gains from equity and commodity futures. These gains were partially offset by losses in certain foreign exchange and interest rate derivative positions, while options generated modest positive results overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class R	11.72	3.43	3.84
MSCI All Country World Index-NR	30.27	11.45	12.81
HFRX Global Hedge Fund Index	10.17	3.03	3.61
ICE BofA U.S. 3-Month Treasury Bill Index	3.89	3.46	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 589,697,099
Holdings Count | $ / shares	1,046
Advisory Fees Paid, Amount	$ 7,245,294
Investment Company Portfolio Turnover	362.98%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$589,697,099
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1046
Total Management Fee Paid	$7,245,294
Portfolio Turnover Rate	362.98%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	10.6	-3.3
Global Macro	59.6	-338.3
Long Short Equity	55.0	-36.1
Relative Value	45.6	-39.1
Strategic Overlay	4.7	0.0
Total	175.5	-416.8
[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 30, 2026, the Fund’s name changed to Franklin Alternative Strategies Fund.
In addition, effective January 1, 2026, the investment management services provided by K2/D&S Management Co.,  L.L.C. (K2 Advisors), an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel of K2 Advisors who provide such services to the Fund, were transferred to  Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Resources. In particular, Advisers assumed the duties and obligations of K2 Advisors under the Fund’s investment management agreement between K2 Advisors and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and the unaffiliated sub-advisors with respect to the Fund. This transfer did not involve a change in actual control or management of the Fund’s investment manager, and the same individuals continue to provide portfolio management services to the Fund.
Effective on May 11, 2026, Birnam Oak Advisors, LP was added as a sub-adviser of the Fund.
This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	On January 30, 2026, the Fund’s name changed to Franklin Alternative Strategies Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Alternative Strategies Fund
Class Name	Class R6
Trading Symbol	FASRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$226	2.13%
[7]
Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class R6 shares of Franklin Alternative Strategies Fund returned 12.37%. The Fund compares its performance to the  HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 10.17% and 3.89%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Long Short Equity and Global Macro were the largest strategy contributors as all four underlying strategies posted gains, along with the Strategic Overlay. Long equity positioning in information technology (IT) and health care drove gains in Long Short Equity. In Global Macro, five of six asset classes contributed, led by equities, which was long overall. Commodities (long) and fixed income (short) also made substantial contributions.

↑
Long Short Equity subadvisor Electron was the largest overall contributor, driven by long equity positioning, especially in industrials sector and the capital goods industry. Global Macro subadvisor CFM was also a key contributor, posting gains across five of six asset classes, led by commodities and energy longs. Relative Value subadvisor Lazard’s gains from long fixed income positioning outweighed losses in short equity positioning.

↑
At the asset class level, long fixed income positioning was the key driver of gains, led by corporate bonds in the IT sector, especially the technology hardware and equipment industry. Commodity positioning substantially bolstered performance, owing to energy longs.

Top detractors from performance:
↓	Among the Fund’s subadvisors, Event Driven manager Bardin Hill, which the Fund exited in September 2025, was the weakest contributor during the period.
↓	From a sector perspective, only materials detracted in a meaningful way, largely due to the metals and mining industry, where long positioning weighed on returns.
↓
Among asset classes, equity positioning weighed the most on returns, owing in large part to short positioning in IT. Currency positioning also detracted, especially hedges against the Japanese yen and the Australian dollar. Credit positioning modestly hindered performance.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, led primarily by gains from equity and commodity futures. These gains were partially offset by losses in certain foreign exchange and interest rate derivative positions, while options generated modest positive results overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class R6	12.37	4.01	4.44
MSCI All Country World Index-NR	30.27	11.45	12.81
HFRX Global Hedge Fund Index	10.17	3.03	3.61
ICE BofA U.S. 3-Month Treasury Bill Index	3.89	3.46	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 589,697,099
Holdings Count | $ / shares	1,046
Advisory Fees Paid, Amount	$ 7,245,294
Investment Company Portfolio Turnover	362.98%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$589,697,099
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1046
Total Management Fee Paid	$7,245,294
Portfolio Turnover Rate	362.98%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	10.6	-3.3
Global Macro	59.6	-338.3
Long Short Equity	55.0	-36.1
Relative Value	45.6	-39.1
Strategic Overlay	4.7	0.0
Total	175.5	-416.8
[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 30, 2026, the Fund’s name changed to Franklin Alternative Strategies Fund.
In addition, effective January 1, 2026, the investment management services provided by K2/D&S Management Co.,  L.L.C. (K2 Advisors), an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel of K2 Advisors who provide such services to the Fund, were transferred to  Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Resources. In particular, Advisers assumed the duties and obligations of K2 Advisors under the Fund’s investment management agreement between K2 Advisors and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and the unaffiliated sub-advisors with respect to the Fund. This transfer did not involve a change in actual control or management of the Fund’s investment manager, and the same individuals continue to provide portfolio management services to the Fund.
Effective on May 11, 2026, Birnam Oak Advisors, LP was added as a sub-adviser of the Fund.
This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	On January 30, 2026, the Fund’s name changed to Franklin Alternative Strategies Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Alternative Strategies Fund
Class Name	Advisor Class
Trading Symbol	FABZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$228	2.15%
[9]
Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Advisor Class shares of Franklin Alternative Strategies Fund returned 12.31%. The Fund compares its performance to the  HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 10.17% and 3.89%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Long Short Equity and Global Macro were the largest strategy contributors as all four underlying strategies posted gains, along with the Strategic Overlay. Long equity positioning in information technology (IT) and health care drove gains in Long Short Equity. In Global Macro, five of six asset classes contributed, led by equities, which was long overall. Commodities (long) and fixed income (short) also made substantial contributions.

↑
Long Short Equity subadvisor Electron was the largest overall contributor, driven by long equity positioning, especially in industrials sector and the capital goods industry. Global Macro subadvisor CFM was also a key contributor, posting gains across five of six asset classes, led by commodities and energy longs. Relative Value subadvisor Lazard’s gains from long fixed income positioning outweighed losses in short equity positioning.

↑
At the asset class level, long fixed income positioning was the key driver of gains, led by corporate bonds in the IT sector, especially the technology hardware and equipment industry. Commodity positioning substantially bolstered performance, owing to energy longs.

Top detractors from performance:
↓	Among the Fund’s subadvisors, Event Driven manager Bardin Hill, which the Fund exited in September 2025, was the weakest contributor during the period.
↓	From a sector perspective, only materials detracted in a meaningful way, largely due to the metals and mining industry, where long positioning weighed on returns.
↓
Among asset classes, equity positioning weighed the most on returns, owing in large part to short positioning in IT. Currency positioning also detracted, especially hedges against the Japanese yen and the Australian dollar. Credit positioning modestly hindered performance.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, led primarily by gains from equity and commodity futures. These gains were partially offset by losses in certain foreign exchange and interest rate derivative positions, while options generated modest positive results overall.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	12.31	3.96	4.37
MSCI All Country World Index-NR	30.27	11.45	12.81
HFRX Global Hedge Fund Index	10.17	3.03	3.61
ICE BofA U.S. 3-Month Treasury Bill Index	3.89	3.46	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 589,697,099
Holdings Count | $ / shares	1,046
Advisory Fees Paid, Amount	$ 7,245,294
Investment Company Portfolio Turnover	362.98%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$589,697,099
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1046
Total Management Fee Paid	$7,245,294
Portfolio Turnover Rate	362.98%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	10.6	-3.3
Global Macro	59.6	-338.3
Long Short Equity	55.0	-36.1
Relative Value	45.6	-39.1
Strategic Overlay	4.7	0.0
Total	175.5	-416.8
[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 30, 2026, the Fund’s name changed to Franklin Alternative Strategies Fund.
In addition, effective January 1, 2026, the investment management services provided by K2/D&S Management Co.,  L.L.C. (K2 Advisors), an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel of K2 Advisors who provide such services to the Fund, were transferred to  Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Resources. In particular, Advisers assumed the duties and obligations of K2 Advisors under the Fund’s investment management agreement between K2 Advisors and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and the unaffiliated sub-advisors with respect to the Fund. This transfer did not involve a change in actual control or management of the Fund’s investment manager, and the same individuals continue to provide portfolio management services to the Fund.
Effective on May 11, 2026, Birnam Oak Advisors, LP was added as a sub-adviser of the Fund.
This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	On January 30, 2026, the Fund’s name changed to Franklin Alternative Strategies Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
Figures include the effect of gross notional exposure of derivatives.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
Figures include the effect of gross notional exposure of derivatives.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
Figures include the effect of gross notional exposure of derivatives.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
Figures include the effect of gross notional exposure of derivatives.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
Figures include the effect of gross notional exposure of derivatives.